BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Changes in level 3 items (Details) $ in Millions	3 Months Ended
Mar. 31, 2025 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	$ 8,336.3
Changes in fair value measurement, assets [abstract]
Closing balance	8,527.4
Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	60.0
Changes in fair value measurement, assets [abstract]
Additions	30.7
Disposals	(34.1)
Exchange rate gains	0.5
Closing balance	57.1
Unlisted equity securities | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	12.6
Changes in fair value measurement, assets [abstract]
Additions	0.0
Disposals	0.0
Exchange rate gains	0.1
Closing balance	12.7
Promissory notes | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	11.2
Changes in fair value measurement, assets [abstract]
Additions	16.5
Disposals	(19.9)
Exchange rate gains	0.4
Closing balance	8.2
Available-for-sale factoring receivables | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	36.2
Changes in fair value measurement, assets [abstract]
Additions	14.2
Disposals	(14.2)
Exchange rate gains	0.0
Closing balance	$ 36.2